UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven Rohlfing
Title:    Chief Financial Officer
Phone:    (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing             New York, New York             May 15, 2008
-----------------------     --------------------------    ----------------------
    [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total:   $770,306
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form      13F File Number                         Name

(1)       28-10548                                SLS Offshore Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                         SLS MANAGEMENT, LLC
                                                           March 31, 2008


COL. 1                    COL. 2          COL. 3    COL. 4          COL. 5             COL. 6           COL. 7      COL. 8

                          TITLE OF                   VALUE     SHRS OR  SH/ PUT/ INVESTMENT DISCRETION OTHR    VOTING AUTHORITY
NAME OF ISSUER            CLASS           CUSIP     (X$1000)   PRN AMT  PRN CALL    SOLE     SHARED    MGRS   SOLE       SHARED NONE
--------------            -----           -----     --------   -------  --- ----    ----     ------    ----   ----       ------ ----
BURGER KING HLDGS INC     COM             121208201  56,384   2,038,477 SH        1,594,747    443,730  (1)  1,594,747   443,730
DYNCORP INTL INC          CL A            26817C101   8,472     507,919 SH          394,760    113,159  (1)    394,760   113,159
E M C CORP MASS           COM             268648102  10,457     729,200 SH          578,500    150,700  (1)    578,500   150,700
FLEETWOOD ENTERPRISES INC COM             339099103  34,908   7,588,590 SH        4,569,136  3,019,454  (1)  4,569,136 3,019,454
FORD MTR CO DEL           NOTE 4.250%12/1 345370CF5  61,777  72,816,000 PRN      66,065,000  6,751,000  (1) 66,065,000 6,751,000
FORD MTR CO DEL           COM PAR $0.01   345370860  88,862  15,535,320 SH        8,559,918  6,975,402  (1)  8,559,918 6,975,402
HERBALIFE LTD             COM USD SHS     G4412G101  83,151   1,750,539 SH        1,215,950    534,589  (1)  1,215,950   534,589
HEWITT ASSOCS INC         COM             42822Q100  48,535   1,220,386 SH          946,717    273,669  (1)    946,717   273,669
INVESCO LTD               SHS             G491BT108   3,152     129,400 SH           90,239     39,161  (1)     90,239    39,161
PENNEY J C INC            COM             708160106   6,652     176,400 SH          142,600     33,800  (1)    142,600    33,800
LAWSON SOFTWARE INC NEW   COM             52078P102  22,145   2,940,839 SH        2,290,586    650,253  (1)  2,290,586   650,253
LEAP WIRELESS INTL INC    COM NEW         521863308  36,140     775,540 SH          582,470    193,070  (1)    582,470   193,070
LOEWS CORP                COM             540424108  29,278     727,934 SH          602,737    125,197  (1)    602,737   125,197
MACYS INC                 COM             55616P104  15,991     693,472 SH          509,348    184,124  (1)    509,348   184,124
MGIC INVT CORP WIS        COM             552848103   3,422     325,000 SH          252,000     73,000  (1)    252,000    73,000
NCR CORP NEW              COM             62886E108  28,584   1,252,043 SH          976,528    275,515  (1)    976,528   275,515
SAFEWAY INC               COM NEW         786514208  20,026     682,300 SH          532,135    150,165  (1)    532,135   150,165
SEARS HLDGS CORP          COM             812350106  56,998     558,314 SH          355,722    202,592  (1)    355,722   202,592
SLM CORP                  COM             78442P106  40,270   2,623,451 SH        1,794,737    828,714  (1)  1,794,737   828,714
SLM CORP                  COM             78442P106   2,775      10,000 SH  PUT       7,850      2,150  (1)      7,850     2,150
HANOVER INS GROUP INC     COM             410867105   8,779     213,400 SH          166,125     47,275  (1)    166,125    47,275
TRANSOCEAN INC NEW        SHS             G90073100  14,972     110,738 SH           86,123     24,615  (1)     86,123    24,615
WAL MART STORES INC       COM             931142103  31,708     601,900 SH          468,882    133,018  (1)    468,882   133,018
WENDYS INTL INC           COM             950590109  16,780     727,672 SH          564,890    162,782  (1)    564,890   162,782
WILLIAMS COS INC DEL      COM             969457100  40,088   1,215,534 SH          789,404    426,130  (1)    789,404   426,130



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